Deed of cross guarantee - Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 141,866	$ 439,999	$ 84,295	$ 78,778
Trade and other receivables	129,202	86,928	44,041
Inventories	37,080	23,620	12,738
Other current assets	16,089	13,658	12,380
Total current assets	330,280	570,117	158,691
Non-current assets
Intangible assets	592,823	257,858	75,054
Property, plant and equipment	58,661	27,841	15,848
Right-of-use assets	56,950	5,805	5,010
Financial assets	37,094	34,746	8,387
Deferred tax assets	59,353	28,920	13,991
Other non-current assets	28,825	15,092	277
Total non-current assets	833,706	370,262	118,567
Total assets	1,163,986	940,379	277,258
Current liabilities
Trade and other payables	150,349	86,790	54,334
Contract liabilities	402	6,967	7,522
Lease liabilities	5,548	1,546	407
Borrowings	13,110	11,763	660
Contingent consideration	11,540	53,215	25,417
Employee benefit obligations	19,371	14,144	9,528
Total current liabilities	231,624	205,088	111,373
Non-current liabilities
Contract liabilities	0	2,036	8,320
Lease liabilities	56,534	5,042	5,252
Borrowings	391,914	341,811	5,945
Contingent consideration	10,694	18,834	38,036
Deferred tax liabilities	44,706	5,796	0
Employee benefit obligations	444	305	212
Total non-current liabilities	516,986	382,354	63,240
Total liabilities	748,610	587,442	174,613
Net assets	415,376	352,937	102,645
Equity
Share capital	479,962	414,012	315,178
Share capital reserve	(11,612)	15,945	(41,742)
Other reserves	101,564	75,894	16,328
Accumulated losses	(154,538)	(152,914)	(187,119)
Total equity	415,376	352,937	$ 102,645	$ 54,790
Entities party to deed of cross guarantee
Current assets
Cash and cash equivalents	84,572	326,514
Trade and other receivables	128,528	103,113
Inventories	1,986	714
Other current assets	3,459	5,178
Total current assets	218,545	435,519
Non-current assets
Net investment in subsidiaries	342,428	189,361
Intangible assets	29,100	29,480
Property, plant and equipment	6,915	1,084
Right-of-use assets	1,826	1,084
Financial assets	37,094	34,746
Deferred tax assets	7,359	1,108
Other non-current assets	26,817	13,667
Total non-current assets	451,539	270,530
Total assets	670,084	706,049
Current liabilities
Trade and other payables	72,450	86,253
Contract liabilities	0	6,612
Lease liabilities	737	399
Borrowings	11,692	10,840
Contingent consideration	2,500	53,176
Employee benefit obligations	3,946	3,156
Total current liabilities	91,325	160,436
Non-current liabilities
Contract liabilities	0	2,036
Lease liabilities	1,394	998
Borrowings	382,926	333,285
Contingent consideration	9,734	18,844
Deferred tax liabilities	7,680	1,108
Employee benefit obligations	446	306
Total non-current liabilities	402,180	356,577
Total liabilities	493,505	517,013
Net assets	176,579	189,036
Equity
Share capital	476,564	412,245
Share capital reserve	(11,612)	15,945
Other reserves	115,908	65,778
Accumulated losses	(404,280)	(304,931)
Total equity	$ 176,579	$ 189,036